Other Financial Assets - Schedule of Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Company’s share of the loss from the associate		$ 28,015	$ 12,624
McFarlane Lake Mining
Disclosure of associates [line items]
Company’s share of the loss from the associate	$ 7,700	6,580	0
Denarius
Disclosure of associates [line items]
Company’s share of the loss from the associate		$ 21,435	$ 12,624